Emoluments of Directors and Supervisors - Details of the Emoluments of Directors and Supervisors (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	¥ 16,598	¥ 13,042	¥ 13,385
Contribution to retirement benefit scheme	1,338	1,796	1,781
Total	17,936	14,838	15,166
Vice chairman [member] | Mr. Zhang Jianhua [member]
Disclosure of transactions between related parties [Line Items]
Total			633
Vice chairman [member] | Mr. Wang Dongjin [member]
Disclosure of transactions between related parties [Line Items]
Total			409
Executive director [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	609
Contribution to retirement benefit scheme	126
Total	735	983	1,930
Executive director [member] | Mr. Hou Qijun [member]
Disclosure of transactions between related parties [Line Items]
Total		983	888
Executive director [member] | Mr. Duan Liangwei [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	609
Contribution to retirement benefit scheme	126
Total	735
Non-executive directors [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	1,768
Total	1,768	1,782	1,772
Non-executive directors [member] | Mr. Lin Boqiang [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	388
Total	388	386	365
Non-executive directors [member] | Mr. Zhang Biyi [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	398
Total	398	386	399
Non-executive directors [member] | Ms. Elsie Leung Oi-sie [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	331
Total	331	319	334
Non-executive directors [member] | Mr. Tokuchi Tatsuhito [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	331
Total	331	351	334
Non-executive directors [member] | Mr. Simon Henry [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	320
Total	320	340	340
Supervisors [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	4,186
Contribution to retirement benefit scheme	391
Total	4,577	4,045	3,520
Supervisors [member] | Fu Suotang [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	1,281
Contribution to retirement benefit scheme	86
Total	1,367	1,155	967
Supervisors [member] | Mr. Li Jiamin [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	911
Contribution to retirement benefit scheme	95
Total	1,006	978	850
Supervisors [member] | Mr. Liu Xianhua [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	900
Contribution to retirement benefit scheme	111
Total	1,011	845	743
Supervisors [member] | Mr. Li Wendong [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	1,094
Contribution to retirement benefit scheme	99
Total	1,193	1,067	960
Directors and supervisors [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	1,768
Salaries, allowances and other benefits	4,795
Contribution to retirement benefit scheme	517
Total	¥ 7,080	¥ 6,810	¥ 7,222